Transactions with Parties-in-Interest and Related Parties (Additional Information) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001 [Member] | ERISA [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan received cash in common stock dividend	$ 1,553,673